SUPPLEMENT DATED JUNE 20, 2002
TO
PROSPECTUS DATED MAY 1, 2002
FOR
ALL-STAR VARIABLE AND FIXED ANNUITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

______________________________________________________________

Liberty Asset Management Company is the sub-adviser for Liberty All-Star Equity Fund, Variable Series and the current portfolio managers are Mastrapasqua & Associates, Oppenheimer Capital, TCW Investment Management Company, Schneider Capital Management Corporation and Boston Partners Asset Management, L.P.